United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-07925

(Investment Company Act File Number)

Wesmark Funds
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7010

(412) 288-1900
(Registrant's Telephone Number)

Todd P. Zerega, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  1/31/09

Date of Reporting Period:  Quarter ended 10/31/08

Item 1.                      Schedule of Investments

Wesmark Balanced Fund

Portfolio of Investments

October 31, 2008 (unaudited)

Shares or Principal Amount			Value
COMMON STOCKS--50.2%
		AEROSPACE/DEFENSE--1.1%
10,000		Curtiss Wright Corp.	$369,000
4,500	(1)	MOOG, Inc., Class A	158,040
		TOTAL	527,040
		ASSET MANAGEMENT--0.9%
6,000		Franklin Resources, Inc.	408,000
		BANKS-MAJOR REGIONAL--2.0%
15,000		Bank of New York Mellon Corp.	489,000
3,000		PNC Financial Services Group	200,010
7,000		Wells Fargo & Co.	238,350
		TOTAL	927,360
		BEVERAGES-SOFT--1.1%
12,000		Coca-Cola Co.	528,720
		BIOTECHNOLOGY--0.6%
4,000	(1)	Celgene Corp.	257,040
		BUILDING-HEAVY CONSTRUCTION--1.3%
25,000		Chicago Bridge & Iron Co., N.V.	309,750
8,000	(1)	Jacobs Engineering Group, Inc.	291,440
		TOTAL	601,190
		BUSINESS SERVICES--0.5%
7,000		Accenture Ltd.	231,350
		CHEMICALS-DIVERSIFIED--2.4%
10,000		Air Products & Chemicals, Inc.	581,300
7,700		Airgas, Inc.	295,372
9,000		Dow Chemical Co.	240,030
		TOTAL	1,116,702
		CLEANING PRODUCTS--1.0%
7,000		Procter & Gamble Co.	451,780
		CLOSED END FUNDS—2.1%
14,000		iShares MSCI EAFE Index Fund	624,680
12,000		Utilities Select Sector SPDR Fund	346,920
		TOTAL	971,600
		COMPUTER SOFTWARE--1.4%
35,000	(1)	Oracle Corp.	640,150
		COMPUTERS--1.0%
4,500	(1)	Apple, Inc.	484,155
		COMPUTERS-MAINFRAME--1.8%
9,000		IBM Corp.	836,730
		COMPUTERS-MINI--0.7%
8,000		Hewlett-Packard Co.	306,240
		DIVERSIFIED OPERATIONS--1.5%
25,000		General Electric Co.	487,750
12,000		Textron Inc.	212,400
		TOTAL	700,150
		ELECTRONIC COMPONENTS-SEMICONDUCTOR--0.2%
15,000	(1)	Marvell Technology Group Ltd.	104,400
		ENGINEERING SERVICES--0.8%
5,000		Fluor Corp.	199,650
6,500	(1)	URS Corp.	191,035
		TOTAL	390,685
		FINANCE-INVESTMENT BANKER/BROKER--0.2%
1,000		Goldman Sachs Group, Inc.	92,500
		FINANCE-MISCELLANEOUS SERVICES--0.7%
10,000	(1)	NASDAQ Stock Market, Inc.	324,600
		FOOD-MAJOR DIVERSIFIED--1.4%
10,000		Archer-Daniels-Midland Co.	207,300
12,000		ConAgra Foods, Inc.	209,040
5,000		Kellogg Co.	252,100
		TOTAL	668,440
		INDEPENDENT OIL & GAS--0.6%
8,000		XTO Energy, Inc.	287,600
		INSTRUMENTS-CONTROL--1.3%
10,000		Honeywell International, Inc.	304,500
7,000		Roper Industries, Inc.	317,450
		TOTAL	621,950
		INSURANCE PROPERTY & CASUALTY--0.9%
7,000		Ace Ltd.	401,520
		INTERNET SOFTWARE & SERVICES--0.5%
600	(1)	Google, Inc.	215,616
		MACHINERY-ELECTRICAL--0.6%
8,000		Emerson Electric Co.	261,840
		MACHINERY-FARM--0.5%
6,000		Deere & Co.	231,360
		MACHINES-GENERAL INDUSTRIAL--0.5%
7,000		Cooper Industries Ltd., Class A	216,650
		MEDICAL-DRUGS--0.8%
4,000		Allergan, Inc.	158,680
6,000		Wyeth	193,080
		TOTAL	351,760
		MEDICAL PRODUCTS & SUPPLY--2.3%
7,000		Johnson & Johnson	429,380
12,000		Stryker Corp.	641,520
		TOTAL	1,070,900
		MEDICAL-GENERIC DRUG--0.5%
12,000		Bristol-Myers Squibb Co.	246,600
		MINING-MISCELLANEOUS--0.7%
10,000		Peabody Energy Corp.	345,100
		MONEY CENTER BANKS--1.0%
18,000		Citigroup, Inc.	245,700
5,000		J.P. Morgan Chase & Co.	206,250
		TOTAL	451,950
		NETWORKING PRODUCTS--1.5%
40,000	(1)	Cisco Systems, Inc.	710,800
		OIL & GAS DRILLING--1.2%
8,000		ENSCO International, Inc.	304,080
3,098	(1)	Transocean Sedco Forex, Inc.	255,058
		TOTAL	559,138
		OIL FIELD SERVICES--0.5%
12,000		Halliburton Co.	237,480
		OIL FIELD-MACHINERY & EQUIPMENT--1.6%
5,000	(1)	Cameron International Corp.	121,300
3,000	(1)	FMC Technologies, Inc.	104,970
9,000	(1)	National-Oilwell, Inc.	269,010
15,000	(1)	Weatherford International Ltd.	253,200
		TOTAL	748,480
		OIL REFINING & MARKETING--1.5%
9,000		ConocoPhillips	468,180
12,000		Valero Energy Corp.	246,960
		TOTAL	715,140
		OIL-INTEGRATED--0.6%
5,000		Occidental Petroleum Corp.	277,700
		OIL-U.S. EXPLORATION & PRODUCTION--0.5%
3,000		Apache Corp.	246,990
		REIT-MORTGAGE--0.5%
15,000		Annaly Capital Management, Inc.	208,500
		RESTAURANTS--0.6%
5,000		McDonald's Corp.	289,650
		RETAIL DISCOUNT--1.4%
15,000		TJX Cos., Inc.	401,400
4,500		Wal-Mart Stores, Inc.	251,145
		TOTAL	652,545
		RETAIL-MISCELLANEOUS--0.9%
11,000		American Express Co.	302,500
5,000		PetSmart, Inc.	98,450
		TOTAL	400,950
		RETAIL-REGIONAL DEPARTMENT--1.0%
12,500	(1)	Kohl's Corp.	439,125
		SEMICONDUCTOR-BROAD LINE--0.9%
25,000		Intel Corp.	400,000
		STEEL-PRODUCERS--1.0%
11,000		Nucor Corp.	445,610
		STEEL-SPECIALTY--0.4%
7,000		Allegheny Technologies, Inc.	185,780
		TELECOMMUNICATIONS EQUIPMENT--0.6%
8,000		Harris Corp.	287,600
		TOBACCO--0.5%
5,000		Philip Morris International, Inc.	217,350
		UTILITY-ELECTRIC POWER--0.9%
2,200		Entergy Corp.	171,710
13,000		MDU Resources Group, Inc.	236,730
		TOTAL	408,440
		UTILITY-TELEPHONE--1.2%
20,000		AT&T, Inc.	535,400
TOTAL COMMON STOCKS (identified cost $29,369,280)			23,238,356
PREFERRED STOCKS--1.8%
		BANKS-MAJOR REGIONAL--1.0%
10,000		Bank of America Corp., Pfd., $1.81, Annual Dividend	215,500
10,000		PNC Capital Trust, Pfd., $1.94, Annual Dividend	230,000
		TOTAL	445,500
		DIVERSIFIED FINANCIAL SERVICES--0.4%
10,000		General Electric Capital Corp., Pfd., $1.47, Annual Dividend	205,300
		MONEY CENTER BANKS--0.4%
10,000		Citigroup, Inc., Pfd., $2.03, Annual Dividend	168,500
TOTAL PREFERRED STOCKS (identified cost $1,030,086)			819,300
COLLATERALIZED MORTGAGE OBLIGATIONS--4.4%
		FEDERAL HOME LOAN MORTGAGE CORP.--1.9%
553,284		Federal Home Loan Mortgage Corp., Series 3042, Class DH, 5.00%, 4/15/2024	545,810
336,586		Federal Home Loan Mortgage Corp., Series 3282, Class JE, 5.50%, 1/15/2026	343,814
		TOTAL	889,624
		FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.5%
787,866		Federal National Mortgage Association, Series 2003-5, Class EL, 5.00%, 8/25/2022	777,040
381,106		Federal National Mortgage Association, Series 2003-58, Class AP, 4.50%, 2/25/2027	380,474
		TOTAL	1,157,514
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $2,050,745)			2,047,138
CORPORATE BONDS--6.8%
		BEVERAGES/ALCOHOL--1.7%
1,000,000		Anheuser-Busch Cos., Inc., Sr. Note, 5.60%, 3/1/2017	807,447
		COMPUTERS-MAINFRAME--1.1%
500,000		IBM Corp., 7.625%, 10/15/2018	520,167
		DIVERSIFIED FINANCIAL SERVICES--1.1%
500,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.20%, 2/1/2011	485,845
		NETWORKING PRODUCTS--2.0%
1,000,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	932,587
		RETAIL DISCOUNT--0.9%
500,000		Target Corp., Sr. Unsecd. Note, 5.375%, 5/1/2017	396,393
TOTAL CORPORATE BONDS (identified cost $3,468,208)			3,142,439
MORTGAGE-BACKED SECURITIES—20.0%
		FEDERAL HOME LOAN MORTGAGE CORP.--5.9%
769,580		Federal Home Loan Mortgage Corp., 6.00%, 10/1/2022	775,328
673,650		Federal Home Loan Mortgage Corp., Pool C90984, 6.00%, 8/1/2026	676,781
62,663		Federal Home Loan Mortgage Corp., Pool E84004, 6.00%, 6/1/2016	63,366
601,235		Federal Home Loan Mortgage Corp., Pool G18048, 5.00%, 4/1/2020	589,661
613,229		Federal Home Loan Mortgage Corp., Pool G18083, 5.50%, 11/1/2020	612,923
		TOTAL	2,718,059
		FEDERAL NATIONAL MORTGAGE ASSOCIATION—14.1%
971,808		Federal National Mortgage Association, 5.50%, 11/28/2008	968,285
813,282		Federal National Mortgage Association, 5.50%, 10/1/2022	810,842
2,440,984		Federal National Mortgage Association, 5.50%, 11/1/2025	2,408,565
960,573		Federal National Mortgage Association, 6.00%, 3/1/2038	961,173
67,878		Federal National Mortgage Association, Pool 254629, 5.00%, 2/1/2010	68,958
470,760		Federal National Mortgage Association, Pool 254831, 5.00%, 8/1/2023	454,049
874,011		Federal National Mortgage Association, Pool 256802, 5.50%, 7/1/2027	860,855
		TOTAL	6,532,727
TOTAL MORTGAGE-BACKED SECURITIES (identified cost $9,328,404)			9,250,786
GOVERNMENT AGENCY SECURITIES—15.2%
		FEDERAL HOME LOAN BANK—10.8%
2,000,000		Federal Home Loan Bank System, Discount Bond, 1.00%, 11/17/2008	1,999,111
2,000,000		Federal Home Loan Bank System, Discount Bond, 2.11, 11/7/2008	1,999,300
1,000,000		Federal Home Loan Bank System, Discount Note., 1.20%,11/28/2008	999,100
		TOTAL	4,997,511
		FEDERAL HOME LOAN MORTGAGE CORP.--4.4%
1,000,000		Federal Home Loan Mortgage Corp., 5.65%, 2/23/2017	1,002,475
1,000,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 6.00%, 7/19/2016	1,026,413
		TOTAL	2,028,888
TOTAL GOVERNMENT AGENCY SECURITIES (identified cost $7,004,826)			7,026,399
MUTUAL FUND--2.0%
933,701	(2)	(3) Prime Obligations Fund, Institutional Shares, 2.76% (at net asset value)	933,701
TOTAL INVESTMENTS – 100.4% (identified cost $53,185,250)(4)			46,458,119
(5) OTHER ASSETS AND LIABILITIES – NET – (0.4)%			(184,803)
TOTAL NET ASSETS – 100%			$46,273,316

(1)	Non-income producing security.
(2)	Affiliated company.
(3)	7-Day net yield.
(4)
At October 31, 2008, the cost of investments for federal tax purposes was $53,185,250. The net unrealized depreciation of investments for federal tax purposes was $6,727,131. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $758,793 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,485,924.

(5)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Fund normally uses mid evaluations (a price evaluation indicative of a price between the price bid and asked for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ 24,991,357
Level 2 – Other Significant Observable Inputs	21,466,762
Level 3 – Significant Unobservable Inputs	---
Total	$ 46,458,119

The following acronym is used throughout this portfolio:

REIT	--Real Estate Investment Trust

Wesmark Government Bond Fund

Portfolio of Investments

October 31, 2008 (unaudited)

Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS—26.9%
		FEDERAL HOME LOAN MORTGAGE CORP.—22.6%
$2,461,718		Federal Home Loan Mortgage Corp., REMIC, Series 2591, Class CM, 4.000%, 3/15/2033	$2,245,844
3,336,776		Federal Home Loan Mortgage Corp., REMIC, Series 2651, Class JB, 5.000%, 1/15/2018	3,276,670
6,287,750		Federal Home Loan Mortgage Corp., REMIC, Series 3005, Class EG, 5.000%, 8/15/2021	6,142,120
3,872,990		Federal Home Loan Mortgage Corp., REMIC, Series 3042, Class DH, 5.000%, 4/15/2024	3,820,667
5,463,947		Federal Home Loan Mortgage Corp., REMIC, Series 3044, Class HN, 5.000%, 1/15/2024	5,407,657
3,248,450		Federal Home Loan Mortgage Corp., REMIC, Series 3051, Class MC, 5.000%, 10/15/2024	3,163,391
3,230,679		Federal Home Loan Mortgage Corp., REMIC, Series 3197, Class AB, 5.500%, 8/15/2013	3,235,093
4,712,201		Federal Home Loan Mortgage Corp., REMIC, Series 3282, Class JE, 5.500%, 1/15/2026	4,813,396
3,908,990		Federal Home Loan Mortgage Corp., REMIC, Series R010, Class AB, 5.500%, 3/1/2037	3,851,668
3,683,399		Federal Home Loan Mortgage Corp., REMIC, Series R013 Class AB, 6.000%, 12/15/2021	3,689,179
4,693,316		Federal Home Loan Mortgage Corp., REMIC, Series R016, Class AB, 5.125%, 6/15/2018	4,644,471
		TOTAL	44,290,156
		FEDERAL NATIONAL MORTGAGE ASSOCIATION--4.3%
2,138,539		Federal National Mortgage Association, REMIC, Series 2003-55, Class WA, 4.000%, 3/25/2033	1,977,168
3,414,087		Federal National Mortgage Association, REMIC, Series 2003-5, Class EL, 5.000%, 8/25/2022	3,367,172
3,169,446		Federal National Mortgage Association, REMIC, Series 2005-43, Class PB, 5.000%, 2/25/2034	3,101,353
		TOTAL	8,445,693
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $53,118,577)			52,735,849
GOVERNMENT AGENCY SECURITIES--1.4%
		FEDERAL HOME LOAN BANK--1.4%
2,800,000	(1)	Federal Home Loan Bank System, Discount Note, 1.53%, 11/3/2008 (identified cost $2,799,767)	2,799,767
MORTGAGE-BACKED SECURITIES--71.4%
		FEDERAL HOME LOAN MORTGAGE CORP.--8.9%
2,624,328		Federal Home Loan Mortgage Corp., 5.000%, 1/15/2019	2,624,722
7,438,611		Federal Home Loan Mortgage Corp., 5.500%, 10/1/2026	7,320,446
2,974,394		Federal Home Loan Mortgage Corp., 5.500%, 12/1/2027	2,912,583
4,632,867		Federal Home Loan Mortgage Corp., 5.500%, 2/1/2028	4,536,591
		TOTAL	17,394,342
		FEDERAL NATIONAL MORTGAGE ASSOCIATION--62.5%
2,695,682		Federal National Mortgage Association, 5.000%, 6/1/2020	2,647,665
4,568,223		Federal National Mortgage Association, 5.000%, 2/1/2023	4,469,721
4,436,675		Federal National Mortgage Association, 5.000%, 11/25/2023	4,544,278
2,937,831		Federal National Mortgage Association, 5.000%, 1/1/2025	2,832,486
4,871,289		Federal National Mortgage Association, 5.000%, 5/1/2028	4,637,010
3,403,221		Federal National Mortgage Association, 5.500%, 6/1/2022	3,397,372
4,893,451		Federal National Mortgage Association, 5.500%, 8/1/2025	4,828,460
3,744,932		Federal National Mortgage Association, 5.500%, 8/1/2025	3,695,195
12,204,922		Federal National Mortgage Association, 5.500%, 11/1/2025	12,042,825
8,575,534		Federal National Mortgage Association, 5.500%, 11/1/2025	8,461,640
2,141,031		Federal National Mortgage Association, 5.500%, 4/1/2026	2,110,699
3,706,735		Federal National Mortgage Association, 5.500%, 4/1/2026	3,657,505
5,901,001		Federal National Mortgage Association, 5.500%, 4/1/2026	5,817,404
6,063,193		Federal National Mortgage Association, 5.500%, 6/1/2026	5,977,298
7,220,862		Federal National Mortgage Association, 5.500%, 9/1/2026	7,118,566
3,880,928		Federal National Mortgage Association, 5.500%, 1/1/2027	3,825,948
4,314,492		Federal National Mortgage Association, 5.500%, 6/1/2027	4,249,549
4,370,054		Federal National Mortgage Association, 5.500%, 7/1/2027	4,304,275
3,825,464		Federal National Mortgage Association, 6.000%, 1/1/2026	3,853,030
6,706,191		Federal National Mortgage Association, 6.000%, 6/1/2026	6,746,789
2,038,142		Federal National Mortgage Association, 6.000%, 7/1/2026	2,050,481
7,591,657		Federal National Mortgage Association, 6.000%, 8/1/2026	7,637,616
4,159,848		Federal National Mortgage Association, 6.000%, 6/1/2027	4,180,239
4,276,367		Federal National Mortgage Association, 6.000%, 7/1/2027	4,297,329
5,136,137		Federal National Mortgage Association, 6.000%, 8/1/2027	5,161,314
		TOTAL	122,544,694
TOTAL MORTGAGE-BACKED SECURITIES (identified cost $140,622,678)			139,939,036
MUTUAL FUND--0.0%
20,496	(2)	(3) Prime Obligations Fund, Institutional Shares, 2.76% (at net asset value)	20,496
TOTAL INVESTMENTS –99.7% (identified cost $196,561,518) (4)			195,495,148
(5)OTHER ASSETS AND LIABILITIES – NET– 0.3%			655,341
TOTAL NET ASSETS --100%			$196,150,489

(1)	Zero coupon bond, reflects effective rate at time of purchase.
(2)	Affiliated company.
(3)	7-Day net yield.
(4)
At October 31, 2008, the cost of investments for federal tax purposes was $196,561,518. The net unrealized depreciation of investments for federal tax purposes was $1,066,370. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $577,669 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,644,039.

(5)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Fund normally uses mid evaluations (a price evaluation indicative of a price between the price bid and asked for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ 20,496
Level 2 – Other Significant Observable Inputs	195,474,652
Level 3 – Significant Unobservable Inputs	---
Total	$195,495,148

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

Wesmark Growth Fund

Portfolio of Investments

October 31, 2008 (unaudited)

Shares or Principal Amount			Value
COMMON STOCKS--94.0%
		ADVERTISING AGENCIES--0.6%
40,000		Omnicom Group, Inc.	$1,181,600
		AEROSPACE/DEFENSE--2.5%
50,000		Curtiss Wright Corp.	1,845,000
85,000	(1)	MOOG, Inc., Class A	2,985,200
		TOTAL	4,830,200
		ASSET MANAGEMENT--1.7%
50,000		Franklin Resources, Inc.	3,400,000
		BANKS-MAJOR REGIONAL--2.8%
170,000		Bank of New York Mellon Corp.	5,542,000
		BEVERAGES-SOFT--0.8%
35,000		Coca-Cola Co.	1,542,100
		BUILDING-HEAVY CONSTRUCTION--2.1%
150,000		Chicago Bridge & Iron Co., N.V.	1,858,500
40,000	(1)	Foster Wheeler Ltd.	1,096,000
30,000	(1)	Jacobs Engineering Group, Inc.	1,092,900
		TOTAL	4,047,400
		BUSINESS SERVICES--1.7%
100,000		Accenture Ltd.	3,305,000
		CABLE TELEVISION--0.6%
50,000	(1)	DIRECTV Group, Inc.	1,094,500
		CHEMICALS-DIVERSIFIED--5.2%
85,000		Air Products & Chemicals, Inc.	4,941,050
50,000		Airgas, Inc.	1,918,000
25,000		Dow Chemical Co.	666,750
70,000		Ecolab, Inc.	2,608,200
		TOTAL	10,134,000
		CLOSED END FUNDS--1.0%
30,000	(1)	PowerShares QQQ NASDAQ 100 Shares	986,700
40,000		Vanguard Emerging Markets ETF	1,008,400
		TOTAL	1,995,100
		COAL--0.4%
25,000		CONSOL Energy, Inc.	784,750
		COMPUTER SERVICES--0.2%
25,000		Heartland Payment Systems, Inc.	435,250
		COMPUTER SOFTWARE--2.8%
300,000	(1)	Oracle Corp.	5,487,000
		COMPUTERS--3.0%
55,000	(1)	Apple, Inc.	5,917,450
		COMPUTERS-MAINFRAME--3.6%
75,000		IBM Corp.	6,972,750
		COSMETICS & TOILETRIES--1.1%
90,000		Avon Products, Inc.	2,234,700
		DIVERSIFIED OPERATIONS--4.4%
375,000		General Electric Co.	7,316,250
75,000		Textron Inc.	1,327,500
		TOTAL	8,643,750
		DRUGS & HEALTH CARE--0.5%
30,000		Merck & Co., Inc.	928,500
		ELECTRONIC COMPONENTS--1.2%
55,000	(1)	Broadcom Corp.	939,400
125,000	(1)	EMC Corp. Mass	1,472,500
		TOTAL	2,411,900
		ELECTRONIC COMPONENTS-SEMICONDUCTOR--1.0%
140,000	(1)	Marvell Technology Group Ltd.	974,400
200,000	(1)	PMC-Sierra, Inc.	936,000
		TOTAL	1,910,400
		ENERGY–ALTERNATIVE SERVICES--0.1%
5,000	(1)	SunPower Corp., Class A	195,300
		ENGINEERING SERVICES--1.7%
40,000		Fluor Corp.	1,597,200
60,000	(1)	URS Corp.	1,763,400
		TOTAL	3,360,600
		FINANCE-INVESTMENT BANKER/BROKER--0.2%
5,000		Goldman Sachs Group, Inc.	462,500
		FINANCE-MISCELLANEOUS SERVICES--0.8%
45,000	(1)	NASDAQ Stock Market, Inc.	1,460,700
		FOOD-MAJOR DIVERSIFIED--1.3%
60,000		Archer-Daniels-Midland Co.	1,243,800
75,000		ConAgra Foods, Inc.	1,306,500
		TOTAL	2,550,300
		FOOD ITEMS-WHOLESALE--0.5%
40,000		Sysco Corp.	1,048,000
		FOOD-MISCELLANEOUS/DIVERSIFIED--1.5%
75,000		Nestle SA, ADR	2,883,750
		HOTELS & MOTELS--0.5%
40,000		Starwood Hotels & Resorts Worldwide, Inc.	901,600
		INDEPENDENT OIL & GAS--2.2%
150,000		El Paso Corp.	1,455,000
80,000		XTO Energy, Inc.	2,876,000
		TOTAL	4,331,000
		INSTRUMENTS-SCIENTIFIC--1.5%
65,000	(1)	Waters Corp.	2,847,000
		INSTRUMENTS-CONTROL--1.8%
60,000		Honeywell International, Inc.	1,827,000
50,000		Woodward Governor Co.	1,605,000
		TOTAL	3,432,000
		INSURANCE LIFE & HEALTH--0.2%
15,000		Assurant, Inc.	382,200
		INSURANCE PROPERTY & CASUALTY--2.7%
75,000		Ace Ltd.	4,302,000
20,000		Chubb Corp.	1,036,400
		TOTAL	5,338,400
		INTERNET SOFTWARE & SERVICES--0.5%
2,700	(1)	Google, Inc.	970,272
		MACHINERY-ELECTRICAL--2.9%
170,000		Emerson Electric Co.	5,564,100
		MACHINERY-FARM--2.4%
120,000		Deere & Co.	4,627,200
		MACHINES-GENERAL INDUSTRIAL--1.6%
50,000	(1)	Dresser-Rand Group, Inc.	1,120,000
55,000		Nordson Corp.	2,031,150
		TOTAL	3,151,150
		MEDICAL INSTRUMENTS & SUPPLIES--0.3%
30,000	(1)	Mindray Medical International Ltd., ADR	646,800
		MEDICAL PRODUCTS & SUPPLY--0.5%
15,000		Johnson & Johnson	920,100
		MEDICAL-GENERIC DRUG--0.7%
70,000		Bristol-Myers Squibb Co.	1,438,500
		MEDICAL/DENTAL-SUPPLIES--0.6%
25,000		Covidien Ltd.	1,107,250
		MINING-MISCELLANEOUS--0.9%
50,000		Peabody Energy Corp.	1,725,500
		MONEY CENTER BANKS--0.7%
100,000		Citigroup, Inc.	1,365,000
		NETWORKING PRODUCTS--2.5%
275,000	(1)	Cisco Systems, Inc.	4,886,750
		OIL & GAS DRILLING--2.1%
100,000		ENSCO International, Inc.	3,801,000
20,000		Rowan Cos., Inc.	362,800
		TOTAL	4,163,800
		OIL FIELD SERVICES--2.0%
200,000		Halliburton Co.	3,958,000
		OIL FIELD-MACHINERY & EQUIPMENT--1.8%
30,000	(1)	Cameron International Corp.	727,800
30,000	(1)	FMC Technologies, Inc.	1,049,700
100,000	(1)	Weatherford International Ltd.	1,688,000
		TOTAL	3,465,500
		OIL REFINING & MARKETING--1.4%
30,000		ConocoPhillips	1,560,600
60,000		Valero Energy Corp.	1,234,800
		TOTAL	2,795,400
		OIL-INTEGRATED--2.4%
85,000		Occidental Petroleum Corp.	4,720,900
		OIL-U.S. EXPLORATION & PRODUCTION--1.3%
30,000		Apache Corp.	2,469,900
		REIT-EQUITY--0.9%
130,000		Duke Realty Corp.	1,834,300
		REIT-MORTGAGE--1.1%
150,000		Annaly Capital Management, Inc.	2,085,000
		RESTAURANTS--4.7%
160,000		McDonald's Corp.	9,268,800
		RETAIL DISCOUNT--2.0%
80,000		TJX Cos., Inc.	2,140,800
30,000		Wal-Mart Stores, Inc.	1,674,300
		TOTAL	3,815,100
		RETAIL-APPAREL & SHOES--0.1%
25,000		American Eagle Outfitters, Inc.	278,000
		RETAIL-MISCELLANEOUS--0.9%
20,000		American Express Co.	550,000
60,000		PetSmart, Inc.	1,181,400
		TOTAL	1,731,400
		RETAIL-REGIONAL DEPARTMENT--0.9%
50,000	(1)	Kohl's Corp.	1,756,500
		STEEL-PRODUCERS--1.1%
55,000		Nucor Corp.	2,228,050
		TELECOMMUNICATIONS EQUIPMENT--2.0%
110,000		Harris Corp.	3,954,500
		UTILITY-ELECTRIC POWER--1.1%
20,000		American Electric Power Co., Inc.	652,600
10,000		Entergy Corp.	780,500
35,000		MDU Resources Group, Inc.	637,350
		TOTAL	2,070,450
		UTILITY-TELEPHONE--1.9%
135,000		AT&T, Inc.	3,613,950
		WASTE MANAGEMENT--0.5%
30,000	(1)	Waste Connections, Inc.	1,015,500
TOTAL COMMON STOCKS (identified cost $236,777,426)			183,619,372
GOVERNMENT AGENCIES--2.6%
		FEDERAL HOME LOAN BANK--2.6%
$5,000,000		Federal Home Loan Bank System, Discount Bond, 1.50%, 11/3/2008 (at amortized cost)	4,999,583
MUTUAL FUND--3.3%
6,361,711	(2)	(3) Prime Obligations Fund, Institutional Shares, 2.76% (at net asset value)	6,361,711
TOTAL INVESTMENTS --- 99.9% (identified cost $248,138,720)(4)			194,980,666
(5) OTHER ASSETS AND LIABILILTIES --- NET --- 0.1%			269,476
TOTAL NET ASSETS --- 100%			$195,250,142

(1)	Non-income producing security.
(2)	Affiliated company.
(3)	7-Day net yield.
(4)
At October 31, 2008, the cost of investments for federal tax purposes was $248,138,720.  The net unrealized depreciation of investments for federal tax purposes was $53,158,054.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,804,740 and net unrealized depreciation from investments for those securities having an excess of cost over value of $55,962,794.

(5)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Fund normally uses mid evaluations (a price evaluation indicative of a price between the price bid and asked for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$189,981,083
Level 2 – Other Significant Observable Inputs	4,999,583
Level 3 – Significant Unobservable Inputs	---
Total	$194,980,666

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
EFT	--Exchange Traded Fund
REIT	--Real Estate Investment Trust

Wesmark Small Company Growth Fund

Portfolio of Investments

October 31, 2008 (unaudited)

Shares or Principal Amount			Value
COMMON STOCKS—92.9%
		AEROSPACE/DEFENSE--9.3%
30,000	(1)	AAR Corp.	$479,700
50,000	(1)	BE Aerospace, Inc.	643,500
25,000		Curtiss Wright Corp.	922,500
45,000	(1)	MOOG, Inc., Class A	1,580,400
		TOTAL	3,626,100
		BANKS-SOUTHEAST--1.9%
15,000		Bank of the Ozarks, Inc.	456,000
10,000	(1)	Pinnacle Financial Partners, Inc.	292,600
		TOTAL	748,600
		BANKS-SOUTHWEST--2.1%
15,000		First Financial Bankshares, Inc.	812,850
		BUILDING-HEAVY CONSTRUCTION--4.8%
65,000		Chicago Bridge & Iron Co., N.V.	805,350
20,000	(1)	Foster Wheeler Ltd.	548,000
10,000	(1)	Jacobs Engineering Group, Inc.	364,300
6,000	(1)	Layne Christensen Co.	157,680
		TOTAL	1,875,330
		BUSINESS SERVICES--3.6%
25,000		Global Payments, Inc.	1,012,750
12,000	(1)	TeleTech Holdings, Inc.	108,480
20,000	(1)	Wright Express Corp.	273,800
		TOTAL	1,395,030
		CHEMICALS-DIVERSIFIED--2.0%
20,000		Airgas, Inc.	767,200
		CLOSED END FUNDS--3.5%
30,000		Vanguard Emerging Markets ETF	756,300
5,000		iShares Russell 2000 Growth Index Fund	276,950
10,000		iShares Russell Midcap Growth Index Fund	336,900
		TOTAL	1,370,150
		COMPUTER SERVICES--2.0%
45,000		Heartland Payment Systems, Inc.	783,450
		COMPUTER-NETWORKS--1.5%
45,000	(1)	Riverbed Technology, Inc.	563,850
		ELECTRONIC COMPONENTS-MISCELLANEOUS--3.5%
30,000	(1)	AZZ, Inc.	875,400
5,000	(1)	American Superconductor Corp.	62,550
20,000	(1)	Greatbatch Technologies, Inc.	435,000
		TOTAL	1,372,950
		ELECTRONIC COMPONENTS-SEMICONDUCTOR--3.1%
20,000	(1)	Atheros Communications	359,400
140,000	(1)	PMC-Sierra, Inc.	655,200
20,000	(1)	Techwell, Inc.	175,200
		TOTAL	1,189,800
		ELECTRONIC PRODUCTS-MISCELLANEOUS--0.4%
15,000		Daktronics, Inc.	149,400
		ENERGY-ALTERNATIVE SERVICES--0.7%
5,485	(1)	SunPower Corp.	162,411
2,515	(1)	SunPower Corp., Class A	98,236
		TOTAL	260,647
		ENGINEERING SERVICES--2.7%
35,000	(1)	URS Corp.	1,028,650
		FINANCE-MISCELLANEOUS SERVICES--0.8%
10,000	(1)	NASDAQ Stock Market, Inc.	324,600
		FINANCE-SAVINGS & LOAN--0.5%
10,000		Hudson City Bancorp, Inc.	188,100
		FOOD-MAJOR DIVERSIFIED--1.7%
30,000	(1)	United Natural Foods, Inc.	670,200
		FOOD-MISCELLANEOUS/DIVERSIFIED--0.1%
2,160	(1)	John Bean Technologies Corp.	18,100
		INDEPENDENT OIL & GAS--0.8%
30,000		El Paso Corp.	291,000
		INFORMATION TECHNOLOGY SERVICES--1.8%
22,500	(1)	Synaptics, Inc.	695,025
		INSTRUMENTS-CONTROL--4.8%
20,000		Roper Industries, Inc.	907,000
30,000		Woodward Governor Co.	963,000
		TOTAL	1,870,000
		INSURANCE PROPERTY & CASUALTY--2.6%
20,000	(1)	Hallmark Financial Services, Inc.	130,000
17,000	(1)	Navigators Group, Inc.	858,670
		TOTAL	988,670
		MACHINERY-ELECTRICAL--0.7%
15,000	(1)	Powell Industries, Inc.	277,650
		MACHINES-GENERAL INDUSTRIAL--4.8%
35,000	(1)	Dresser-Rand Group, Inc.	784,000
12,000		Kaman Corp., Class A	306,360
10,000		Nordson Corp.	369,300
20,000		Sun Hydraulics Corp.	418,800
		TOTAL	1,878,460
		MACHINES-MATERIAL HANDLING--0.4%
5,000		Cascade Corp.	165,050
		MEDICAL INSTRUMENTS & SUPPLIES--1.1%
20,000	(1)	Mindray Medical International Ltd., ADR	431,200
		MEDICAL-BIOMEDICAL/GENETIC--1.3%
35,000	(1)	Qiagen N.V.	499,100
		MEDICAL-HMO--0.2%
5,000	(1)	Coventry Health Care, Inc.	65,950
		OIL & GAS DRILLING--3.2%
10,000	(1)	Grey Wolf, Inc.	64,200
125,000	(1)	Parker Drilling Co.	640,000
30,000		Rowan Cos., Inc.	544,200
		TOTAL	1,248,400
		OIL COMP-EXPLORATION & PRODUCTION--4.2%
25,000		Cimarex Energy Co.	1,011,500
60,000	(1)	Quicksilver Resources, Inc.	628,200
		TOTAL	1,639,700
		OIL FIELD SERVICES--2.7%
4,000		Carbo Ceramics, Inc.	173,080
12,000	(1)	Core Laboratories N.V.	884,400
		TOTAL	1,057,480
		OIL FIELD-MACHINERY & EQUIPMENT--0.9%
10,000	(1)	FMC Technologies, Inc.	349,900
		OIL-U.S. EXPLORATION & PRODUCTION--1.1%
40,000	(1)	Sandridge Energy, Inc.	428,000
		POLLUTION CONTROL--3.4%
20,000	(1)	Clean Harbors, Inc.	1,311,400
		REIT-EQUITY--0.7%
20,000		Duke Realty Corp.	282,200
		RETAIL-APPAREL & SHOES--1.7%
25,000		American Eagle Outfitters, Inc.	278,000
35,000	(1)	Iconix Brand Group, Inc.	381,150
		TOTAL	659,150
		RETAIL-AUTO PARTS--1.2%
15,000		Advance Auto Parts, Inc.	468,000
		RETAIL-CONVENIENCE STORE--2.3%
30,000		Casey's General Stores, Inc.	906,000
		RETAIL-MISCELLANEOUS--0.5%
10,000		PetSmart, Inc.	196,900
		SCIENTIFIC & TECHNICAL INSTRUMENTS--0.5%
5,000	(1)	Varian, Inc.	184,250
		SEMICONDUCTOR-BROAD LINE--1.0%
75,000	(1)	Cypress Semiconductor Corp.	375,750
		TELECOMMUNICATIONS EQUIPMENT--2.3%
25,000		Harris Corp.	898,750
		TRANSPORTATION-EQUIPMENT & LEASING--1.0%
10,000		Wabtec Corp.	397,600
		WASTE MANAGEMENT--3.5%
40,000	(1)	Waste Connections, Inc.	1,354,000
TOTAL COMMON STOCKS (identified cost $43,227,779)			36,064,592
GOVERNMENT AGENCY SECURITIES--3.9%
		FEDERAL HOME LOAN BANK--3.9%
$1,500,000		Federal Home Loan Bank System, Discount Bond, 1.50%, 11/3/2008 (at amortized cost)	1,499,875
MUTUAL FUND--1.9%
731,477	(2)	(3) Prime Obligations Fund, Institutional Shares, 2.76% (at net asset value)	731,477
TOTAL INVESTMENTS --- 98.7% (identified cost $45,459,131)(4)			38,295,944
(5) OTHER ASSETS AND LIABILITIES --- NET --- 1.3%			525,605
TOTAL NET ASSETS --- 100%			$38,821,549

(1)	Non-income producing security.
(2)	Affiliated company.
(3)	7-Day net yield.
(4)
At October 31, 2008, the cost of investments for federal tax purposes was $45,459,131. The net unrealized depreciation of investments for federal tax purposes was $7,163,187. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,039,923 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,203,110.

(5)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Fund normally uses mid evaluations (a price evaluation indicative of a price between the price bid and asked for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$36,796,069
Level 2 – Other Significant Observable Inputs	1,499,875
Level 3 – Significant Unobservable Inputs	---
Total	$38,295,944

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
ETF	--Exchange Traded Fund
REIT	--Real Estate Investment Trust

Wesmark West Virginia Municipal Bond Fund

Portfolio of Investments

October 31, 2008 (unaudited)

Principal Amount or Shares			Value
MUNICIPAL BONDS--94.8%
		WEST VIRGINIA--94.8%
$825,000		Berkeley County, WV Building Commission Lease, Judicial Center Project (Series A), 4.70% (MBIA Insurance Corp. INS), 12/1/2024	$739,802
700,000		Berkeley County, WV Public Service Sewer District, (Series A) Refunding Revenue Bonds, 4.65% (Original Issue Yield: 4.78%), 3/1/2037	497,070
400,000		Berkeley County, WV Public Service Sewer District, (Series A) Refunding Revenue Bonds, 4.65%, 10/1/2025	325,564
135,000		Berkeley County, WV Public Service Sewer District, (Series B) Refunding Revenue Bonds, 4.80%, 10/1/2025	112,136
815,000		Berkeley County, WV Public Service Sewer District, Refunding Revenue Bonds, 5.00%,10/1/2022	668,324
575,000		Braxton County WV Board of Education, Public School, 5.00%, 5/1/2022	572,378
355,000		Charles Town, WV, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.15%), 10/1/2013	351,180
340,000		Charles Town, WV, Refunding Revenue Bonds, 5.00%, 10/1/2012	339,626
500,000		Charleston, WV Civic Center Revenue, Improvements, 6.25%, 12/1/2015	489,635
1,200,000		Charleston, WV Urban Renewal Authority, Refunding Revenue Bonds, 5.30% (FSA INS)/ (Original Issue Yield: 5.274%), 12/15/2022	1,199,928
1,000,000		Clarksburg, WV, Revenue Bonds, 5.25% (FGIC INS), 9/1/2019	1,006,410
1,000,000		Fairmont, WV State College, 5.25%, 6/1/2022	947,840
1,460,000		Fairmont, WV State College, Revenue Bonds (Series A), 5.00% (FGIC INS 6/1/2013@100), 6/1/2032	1,226,225
500,000		Fairmont, WV Waterworks, (Series 1999), 5.25% (AMBAC INS), 7/1/2017	502,540
1,235,000		Fairmont, WV Waterworks, Water Utility Improvement Revenue Bonds, 5.00% (AMBAC INS), 7/1/2019	1,222,848
500,000		Georgia State, (Series B), 5.00%, 4/1/2022	509,540
1,240,000		Grant County, WV County Commission, Refunding Revenue Bonds, 5.35% (Original Issue Yield: 5.349%), 10/1/2019	1,223,620
420,000		Jackson County, WV, Revenue Bonds, 7.375% (GTD by U.S. Government), 6/1/2010	452,470
1,055,000		Kanawha County, WV Building Community, Judicial Annex Lease (Series A), 5.00%, 12/1/2018	1,033,858
1,000,000		Marshall County, WV Board of Education, GO UT, 5.00% (Original Issue Yield: 4.57%), 5/1/2022	995,440
1,000,000		Mason County, WV, PCRBs, Appalachian Power Co. Project (Series L), 5.50%, 10/1/2022	860,720
1,085,000		Monongalia County, WV Board of Education, GO UT, 6.00% (MBIA Insurance Corp. INS)/ (Original Issue Yield: 3.81%), 5/1/2010	1,139,424
1,135,000		Monongalia County, WV Board of Education, GO UT, 6.00%, 5/1/2011	1,216,255
500,000		Monongalia County, WV Building Commission, 5.00%, 7/1/2030	339,405
525,000		Monongalia County, WV Building Commission, Revenue Bonds (Series A), 5.25%, 7/1/2035	355,724
1,210,000		Monongalia County, WV Building Commission, Revenue Bonds, 5.25%, 7/1/2020	995,298
295,000		Ohio County, WV Board of Education, GO UT, 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.25%), 6/1/2013	301,378
785,000		Ohio County, WV Board of Education, GO UT Refunding Bonds, 5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.375%), 6/1/2018	796,908
855,000		Ohio County, WV Board of Education, GO UT, 5.00% (Original Issue Yield: 5.25%), 6/1/2013	873,502
750,000		Ohio County, WV County Commission, Tax Allocation, 5.35% (Fort Henry Centre Financing District A), 6/1/2017	672,450
500,000		Parkersburg, WV Waterworks & Sewer Systems, Refunding Revenue Bonds (Series A), 4.50% (FGIC LOC 8/1/2015@100), 8/1/2022	434,650
500,000		Parkersburg, WV Waterworks & Sewer Systems, Refunding Revenue Bonds (Series A), 5.00%, 8/1/2019	480,225
1,500,000		Pleasants County, WV County Commission, PCR Refunding Revenue Bonds (Series 2007F), 5.25% (Allegheny Energy Supply Company LLC), 10/15/2037	1,093,695
1,155,000		Pleasants County, WV PCR, (Refunding Revenue Bonds), 5.30%, 12/1/2008	1,156,201
1,795,000		Raleigh, Fayette & Nicholas Counties, WV, Refunding Bonds, 6.25% (GTD by U.S. Government)/(Original Issue Yield: 6.60%), 8/1/2011	1,905,105
1,310,000		Randolph County, WV, Refunding Revenue Bonds, 5.20% (Davis Health Systems, Inc.)/(FSA INS), 11/1/2015	1,335,270
680,000		Weirton, WV Municipal Hospital Building, Revenue Bonds (Series A), 5.25% (Weirton Medical Center, Inc.)/(Original Issue Yield: 5.31%), 12/1/2011	688,412
900,000		West Liberty State College, WV Dormitory, (Series A), 4.80%, 6/1/2012	791,514
700,000		West Liberty State College, WV, 4.80%, 6/1/2012	680,729
700,000		West Virginia EDA, Correctional Juvenile Safety, 5.00%, 6/1/2029	653,891
570,000		West Virginia EDA, (Series A), 5.00% (Original Issue Yield: 4.25%), 3/1/2019	561,917
580,000		West Virginia EDA, 4.75%, 11/1/2012	606,030
1,000,000		West Virginia EDA, 5.00% (AMBAC INS)/(Original Issue Yield: 5.09%), 7/15/2022	974,750
920,000		West Virginia EDA, Revenue Bonds, 4.50% (Original Issue Yield: 4.66%), 6/1/2020	844,578
860,000		West Virginia EDA, Revenue Bonds, 4.75%, 6/1/2022	786,479
1,000,000		West Virginia EDA, Revenue Bonds, 5.50% (MBIA Insurance Corp. INS), 6/1/2016	1,052,260
2,315,000		West Virginia Higher Education, Revenue Bonds (Series B), 5.00%, 4/1/2018	2,345,581
2,000,000		West Virginia Higher Education, Revenue Bonds, 5.00% (MBIA Insurance Corp. INS), 4/1/2012	2,092,480
450,000		West Virginia School Building Authority Excess, 4.125%, 7/1/2017	437,189
450,000		West Virginia School Building Authority Excess, 4.250%, 7/1/2018	433,373
2,000,000		West Virginia School Building Authority, 5.25% (MBIA Insurance Corp. INS), 7/1/2012	2,117,240
750,000		West Virginia State Building Commission Lease, Refunding Revenue Bonds, WV Regal Jail (Series A), 5.375%, 7/1/2018	755,280
1,000,000		West Virginia State Building Commission Lease, Refunding Revenue Bonds, (Series A), 5.25% (AMBAC INS), 7/1/2012	1,035,620
1,500,000		West Virginia State Building Commission Lease, Refunding Revenue Bonds, 5.375% (AMBAC INS)/(Original Issue Yield: 5.04%), 7/1/2021	1,455,000
1,000,000		West Virginia State Hospital Finance Authority, ARCs, Improvements, Convertible, (Series D), 5.375%, 6/1/2028	971,080
605,000		West Virginia State Hospital Finance Authority, PRF Revenue Bonds, 6.75% (Charleston Area Medical Center, Inc.)/(GTD by U.S. Government 9/1/2010@101)/(Original Issue Yield: 6.89%), 9/1/2022	654,622
1,070,000		West Virginia State Hospital Finance Authority, Refunding Revenue Bonds, 5.50% (West Virginia Veterans Nursing Home), 3/1/2019	871,761
300,000		West Virginia State Hospital Finance Authority, Revenue Bonds (Series A), 4.50% (Original Issue Yield: 4.68%), 6/1/2026	231,414
1,000,000		West Virginia State Housing Development Fund, (Series A), 5.05%, 11/1/2014	1,006,710
900,000		West Virginia State Housing Development Fund, (Series A), 4.90% (Original Issue Yield: 4.899%), 11/1/2014	905,409
1,000,000		West Virginia State Housing Development Fund, Refunding Revenue Bonds (Series A), 5.10%, 11/1/2015	1,004,260
500,000		West Virginia State, 5.00%, 6/1/2021	500,535
395,000	(1)	West Virginia State, 5.00%11/1/2021	194,613
720,000		West Virginia State, Revenue Bonds (Series A), 5.00% (Marshall University)/(Original Issue Yield: 5.17%), 5/1/2020	689,616
1,250,000		West Virginia State, Revenue Bonds (Series A), 5.00% (Marshall University)/(Original Issue Yield: 5.19%), 5/1/2021	1,182,900
1,000,000		West Virginia University, (Series A), 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.08%), 4/1/2016	1,072,850
1,000,000		West Virginia University, 5.00% (FGIC INS), 10/1/2034	900,770
500,000		West Virginia University, 5.00%, 10/1/2021	486,990
1,000,000		West Virginia University, 5.00%, 10/1/2026	945,610
1,205,000	(1)	West Virginia University, 5.855%, 4/1/2028	365,452
500,000		West Virginia University, Refunding Revenue Bonds, WV University Projects, (Series B), 5.00%, 10/1/2021	446,680
2,000,000		West Virginia Water Development Authority, (Series A), 4.40% (AMBAC INS)/(Original Issue Yield: 4.47%), 10/1/2018	1,875,700
400,000		West Virginia Water Development Authority, (Series A), 5.375% (FSA INS 10/1/2010@100)/ (Original Issue Yield: 5.40%), 10/1/2015	422,424
985,000		West Virginia Water Development Authority, (Series A), 5.50% (FSA INS 10/1/2010@100)/ (Original Issue Yield: 5.65%), 10/1/2020	1,042,514
1,000,000		West Virginia Water Development Authority, Refunding Revenue Bonds (Series B), 5.00% (AMBAC INS)/(Original Issue Yield: 5.03%), 11/1/2029	886,950
900,000		West Virginia Water Development Authority, Refunding Revenue Bonds (Series C-II), 4.25% (Original Issue Yield: 4.40%), 11/1/2026	710,748
1,000,000		West Virginia Water Development Authority, Refunding Revenue Bonds (Series A-II), 5.00%, 11/1/2025	911,230
1,000,000		West Virginia Water Development Authority, Revenue Bonds (Series B-IV), 5.125%, 11/1/2024	935,190
650,000		West Virginia Water Development Authority, Revenue Bonds Loan Program IV (Series B-IV), 4.75% (Original Issue Yield: 4.80%), 11/1/2035	525,772
1,090,000		West Virginia Water Development Authority, Revenue Bonds (Series A), 4.75% (West Virginia Infrastructure Jobs), 10/1/2023	1,004,348
500,000		West Virginia Water Development Authority, Revenue Bonds (Series A), 5.00% (FSA INS), 11/1/2019	503,520
500,000		West Virginia Water Development Authority, Revenue Refunding Bonds (Series B), 5.25% (AMBAC INS), 11/1/2023	496,925
500,000		Wheeling, WV Waterworks & Sewer Systems, (Series A) Revenue Bonds, 4.25% (FSA LOC 6/1/2016@100)/(Original Issue Yield: 4.38%), 6/1/2026	405,905
500,000		Wheeling, WV Waterworks & Sewer Systems, (Series A) Revenue Bonds, 4.75% (FSA LOC 6/1/2016@100), 6/1/2036	405,305
TOTAL MUNICIPAL BONDS (identified cost $73,304,814)			69,242,770
GOVERNMENT AGENCY SECURITIES—2.7%
		FEDERAL HOME LOAN BANK – 2.7%
1,000,000	(1)	Federal Home Loan Bank System, Discount Bonds, 1.20%, 11/12/2008	999,633
1,000,000	(1)	Federal Home Loan Bank System, Discount Bonds, 1.20%, 11/18/2008	999,433
TOTAL GOVERNMENT AGENCY SECURITIES (identified cost $1,999,066)			1,999,066
MUTUAL FUND--2.5%
1,850,346	(2)	(3) Prime Obligations Fund, Institutional Shares, 2.76% (at net asset value)	1,850,346
TOTAL INVESTMENTS – 100.0% (identified cost $77,154,226)(4)			73,092,182
(5) OTHER ASSETS AND LIABILITIES – NET – (0.0)%			(16,365)
TOTAL NET ASSETS – 100%			$73,075,817

At October 31, 2008, the Fund holds no securities that are subject to the federal alternative minimum tax.

(1)	Zero coupon bond, reflects effective rate at time of purchase.
(2)	Affiliated company.
(3)	7-Day net yield.
(4)
At October 31, 2008, the cost of investments for federal tax purposes was $77,057,880. The net unrealized depreciation of investments for federal tax purposes was $3,965,698. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $672,124 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,637,822.

(5)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Fund normally uses mid evaluations (a price evaluation indicative of a price between the price bid and asked for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ 1,850,346
Level 2 – Other Significant Observable Inputs	71,241,836
Level 3 – Significant Unobservable Inputs	0
Total	$ 73,092,182

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
ARCs	--Auction Rate Certificates
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
LOC	--Letter of Credit
PCR	--Pollution Control Revenue
PRF	--Prerefunded
UT	--Unlimited Tax

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Wesmark Funds

By	/S/ Richard N. Paddock
Richard N. Paddock
Principal Financial Officer

Date	December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ Charles L. Davis, Jr.
Charles L. Davis, Jr.
Principal Executive Officer
Date	December 19, 2008

By	/S/ Richard N. Paddock
Richard N. Paddock
Principal Financial Officer
Date	December 19, 2008